Net Loss Per Share - Diluted Net Loss Per Share (Detail)	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Weighted average shares used as denominator in calculating:
Basic & diluted net loss per share	174,428,259	160,417,411	159,017,777